FEBRUARY 29, 2000 (UNAUDITED)


                               Chase Vista
                               Tax Free Funds

                               SEMI-ANNUAL REPORT



TAX FREE INCOME FUND

NEW YORK TAX FREE
INCOME FUND

CALIFORNIA
INTERMEDIATE TAX
FREE FUND




                               [CHASE LOGO]
                               THE RIGHT RELATIONSHIP IS EVERYTHING.(R)

                                                                     SATF-3-400

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------
Chairman's Letter                                                            1
--------------------------------------------------------------------------------
Chase Vista Tax Free Income Fund                                             2
 Fund Commentary
--------------------------------------------------------------------------------
Chase Vista New York Tax Free Income Fund                                    4
 Fund Commentary
--------------------------------------------------------------------------------
Chase Vista California Intermediate
 Tax Free Fund                                                               6
 Fund Commentary
--------------------------------------------------------------------------------
Portfolio of Investments                                                     8
--------------------------------------------------------------------------------
Financial Statements                                                        16
--------------------------------------------------------------------------------
Notes to Financial Statements                                               22


Highlights

o The yield on the average AAA-rated 30-year municipal bond stood at 5.70% on September 1, 1999 and at 5.90% on February 29, 2000.

o Anticipation of Y2K issues had a significant impact on the municipal bond markets during the latter part of 1999, driving the prices of municipal bonds lower and yields higher.

o Yields subsequently fell, and prices rose, due to a 39.5% dropoff in new municipal bond issuance in the first two months of 2000.

           -----------------------------------------------------------
           |                   |                                      |
           |  NOT FDIC INSURED |  May lose value / No bank guarantee  |
           |                   |                                      |
           -----------------------------------------------------------
       Chase Vista Funds are distributed by Vista Fund Distributors, Inc.

--------------------------------------------------------------------------------
CHASE VISTA TAX FREE FUNDS
--------------------------------------------------------------------------------

Chairman's Letter

                                                                  April 10, 2000

Dear Shareholder:

We are pleased to present this semi-annual report for Chase Vista Tax Free Funds for the six-month period ended February 29, 2000. Inside, you will find information on the performance of each Fund along with a report from the portfolio management team.

U.S. Fixed Income Markets React to Strong Economy

Economic growth in the United States continued unabated during the reporting period, causing the Fed to continue its policy of raising short-term interest rates in an effort to take the potentially-inflationary steam out of the economy. Although inflation remained relatively tame, the Fed's policy helped create negative sentiment in fixed income markets in the latter part of 1999, and this was reflected in lower bond prices. While these concerns didn't change in the first two months of 2000, the technical underpinnings of the fixed income markets did, undergoing a serious transformation when the U.S. Treasury announced that it would accelerate its program of repurchasing longer-dated Treasuries. The resulting impression of future scarcity caused a sharp rally in the long-term Treasury market, driving yields on the 30-year bond--which had been approaching 7%--down towards 6%.

Supply and Y2K Issues Drive Municipals Market

Beyond the fundamental issues posed by the strong economy, inflationary fears and the Treasury's buyback program, municipal bond prices were driven by a variety of factors exclusive to the tax-free market. These included a rapidly-changing supply picture under which there was a bulge of new issues at the end of October and very little new supply through the end of 1999 and into 2000.

Two additional factors created a rather illiquid market environment in late 1999. The first was concern about Y2K, which left dealers unwilling to carry municipal bonds over the year-end period. Also, a significant number of individuals decided to offset capital gains in the stock market by selling municipals.

On behalf of the management team, and everyone at Chase Vista Funds, I thank you for your continued investment with us. We look forward to serving your needs for many years to come.

Sincerely yours,

/s/ Fergus Reid

Fergus Reid
Chairman

--------------------------------------------------------------------------------
CHASE VISTA TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of -0.87% (Class A Shares, without sales charges) for the six-month period ended February 29, 2000. This compares to a return of -1.30% for the Lipper General Municipal Debt Funds Average and -0.02% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

The Fund was able to outperform its peer group thanks to a strategy of active management and a disciplined approach during periods of market volatility. Early in the period, the management team allowed the Fund's duration to shorten relative to its peer group, and this proved positive for performance in a rising interest-rate environment. After having taken advantage of heavy supply in New York in the fall, the Fund maintained its overweight position throughout 1999 and also emphasized California issues. With an eye towards the inevitable period when interest rates begin to decline, the management team also pursued the opportunity to move into non-callable bonds when they became relatively cheap.

As supply began to shrink dramatically in early 2000, the Fund continued to outperform as the better structured, non-callable bonds benefited from an influx of corporate purchasers looking for longer-dated maturities in the wake of the Treasury's buyback program. With the low supply causing the yield difference between higher and lower quality municipal securities to compress--meaning that investors were being paid very little in terms of extra yield for taking on higher credit risk--the management team maintained its discipline, focusing on higher-quality securities and avoiding joining the rush to purchase lower-quality securities. Some of the gains from the spread compression and New York/California overweights, however, were offset by a slightly-short duration compared to the peer group in a rallying market.

Where the Fund May Be Headed

Moving forward, the management team intends to continue to take advantage of the compression in quality spreads by selling lower-quality securities into the strong retail market. With the proceeds, it has begun to increase exposure to higher quality securities. The management team does not foresee any noticeable decline in municipal prices in the near future, but given the presence of non-traditional buyers and the strong retail preference for liquidity, the focus will be on simple securities from well-known issuers as opposed to more exotic structures.

CHASE VISTA TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)

Average Annual Total Returns

------------------------------------------------------------------
                           1 Year        5 Years       10 Years
------------------------------------------------------------------
 Class A Shares
  Without Sales Charge      -4.01%       5.05%         7.12%
  With Sales Charge         -8.33%       4.09%         6.63%
------------------------------------------------------------------
 Class B Shares
  Without CDSC              -4.83%       4.19%         6.55%
  With CDSC                 -9.41%       3.85%         6.55%
------------------------------------------------------------------

10-Year Performance

[Start Mountain Chart Data]

      Chase Vista                  Lipper
       Tax-Free                    General
        Income     Lehman Muni    Muni Debt
        Fund       Bond Index     Funds Avg.
2/90      9550       10000          10000
2/91     10439       10921          10811
2/92     11719       12013          11910
2/93     14038       13668          13609
2/94     14798       14424          14328
2/95     14849       14696          14412
2/96     16316       16320          15833
2/97     17167       17219          16544
2/98     18736       18796          18043
2/99     19786       19952          18921
2/00     19000       19534          18048

[End Mountain Chart Data]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the 10-year period.

The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Performance for Class B Shares is based on historical expenses of the predecessor Class A Shares, which are lower than the expenses for Class B Shares. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 4.50% sales charge. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA NEW YORK TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista New York Tax Free Income Fund, which seeks to provide triple tax-exempt income through a portfolio of higher-quality, longer-term municipal bonds, had a total return of -1.31% (Class A Shares, without sales charges) for the six month period ended February 29, 2000. This compares to a return of -1.26% for the Lipper New York Tax Exempt Municipal Debt Funds Average and -0.02% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

In the final four months of 1999, the Fund used a strategy of shortening its relative duration--and therefore its interest rate sensitivity--by actively swapping. The Fund also added to its high yield positions as quality spreads widened in the wake of heavy New York supply and increased its exposure to non-callable select hospital issues.

Several factors had a negative impact on performance in the first two months of 2000. First of all, in order to meet redemptions from investors looking to offset equity market capital gains, the management team was forced in the last two months of 1999 to sell into the rather illiquid market caused by dealers' Y2K-related unwillingness to hold municipals during the year-end period. As credit spreads began to tighten in the new year, the management team did not want to chase the move caused by heavy demand and diminishing New York supply and, therefore, the Fund was left holding excess cash raised at year-end as the market rallied. However, other non-callable issues held by the Fund did quite well as non-traditional corporate buyers looking for longer-dated securities showed a preference for these bonds.

Where the Fund May Be Headed

Moving forward, the management team intends to continue to take advantage of the compression in quality spreads by selling lower-quality securities into the strong retail market. The management team does not foresee any noticeable decline in municipal prices in the near future, but given the presence of non-traditional buyers and the strong retail preference for liquidity, the focus will be on simple securities from well-known issuers as opposed to more complex structures.

CHASE VISTA NEW YORK TAX FREE INCOME FUND
As of February 29, 2000 (Unaudited)

Average Annual Total Returns

                           1 Year        5 Years       10 Years
------------------------------------------------------------------
 Class A Shares
  Without Sales Charge       -4.78%      4.79%         6.55%
  With Sales Charge          -9.07%      3.83%         6.06%
------------------------------------------------------------------
 Class B Shares
  Without CDSC               -5.65%      3.93%         6.01%
  With CDSC                 -10.18%      3.59%         6.01%
------------------------------------------------------------------

10-Year Performance

[Start Mountain Chart Data]


      Chase Vista
        New York                      Lipper
       Tax-Free                      New York
        Income     Lehman Muni    Tax Exempt Muni
         Fund      Bond Index    Debt Funds Average
2/90      9550        10000          10000
2/91     10349        10921          10770
2/92     11447        12013          11942
2/93     13448        13668          13761
2/94     14160        14424          14518
2/95     14244        14696          14442
2/96     15614        16320          15836
2/97     16397        17219          16538
2/98     17941        18796          18010
2/99     18903        19952          18945
2/00     18007        19534          18051

[End Mountain Chart Data]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the 10-period

The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Performance for Class B Shares is based on historical expenses of the predecessor Class A Shares, which are lower than the expenses for Class B Shares. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

The graph illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 4.50% sales charge. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in New York tax-exempt municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
As of February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista California Intermediate Tax Free Fund, which seeks to provide double tax-exempt income through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 1.33% (Class A Shares, without sales charges) for the six month period ended February 29, 2000. This compares to a return of 0.49% for the Lipper California Intermediate Municipal Debt Funds Average, -0.02% for the unmanaged Lehman Municipal Bond Index and 0.99% for the Lehman California Intermediate Municipal Bond Index.

How the Fund Was Managed

In one of the best-performing states for municipal bonds, the Fund was able to outperform as several key management decisions paid off. Early in the period, the management team allowed the Fund's duration to shorten relative to its peer group, and this proved positive for performance in a rising interest rate environment.

By the beginning of 2000, the Fund had already begun lengthening duration as the management team took advantage of market illiquidity in advance of Y2K to purchase securities in the 10-15 year range. Bonds in this portion of the yield curve became the focus of attention for non-traditional insurance buyers in early 2000, thereby supporting the strong performance.

With a supply drought taking hold of the market, the management team then began to sell small pieces into the retail market, taking advantage of a strong retail bid. Specifically targeted for sales were high yield issues which had benefited from the sharp compression in credit quality spreads.

Where the Fund May Be Headed

In the supply-poor, demand-rich California market, the management team has begun investing cash in higher-quality bonds issued by Puerto Rico and the U.S. Virgin Islands. The management team does not foresee any noticeable decline in municipal prices in the near future, but given the presence of non-traditional buyers and the strong retail preference for liquidity, the focus will be on simple securities from well-known issuers as opposed to more exotic structures.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
As of February 29, 2000 (Unaudited)

Average Annual Total Returns

                                                        Since
                                                    Inception
                            1 Year    5 Years         7/16/93
----------------------------------------------------------------
 Class A Shares
  Without Sales Charge      -0.85%       5.35%          4.63%
  With Sales Charge         -5.31%       4.38%          3.91%
----------------------------------------------------------------

Life of Fund Performance

[Start Mountain Chart Data]

       Chase Vista                  Lehman          Lipper
       California                  California     California
      Intermediate                Intermediate   Intermediate
          Tax       Lehman Muni       Muni        Muni Debt
       Free Fund     Bond Index    Bond Index     Funds Avg.
7/93      9550         10000         10000          10000
2/94      9740         10296         10306          10287
2/95      9936         10490         10569          10396
2/96     10885         11649         11695          11346
2/97     11426         12291         12321          11835
2/98     12300         13417         13279          12706
2/99     12997         14242         14093          13358
2/00     12905         13944         14069          13207

[End Mountain Chart Data]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 4.50%.

The graph illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 4.50% sales charge. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman California Intermediate Municipal Bond Index replicates the California intermediate-term, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in California intermediate-term, investment-grade municipal bonds. Investors cannot invest directly in an index. Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA TAX FREE INCOME FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount        Issuer                                                       Value
---------------------------------------------------------------------------------
Long-Term Municipal Securities -- 97.0%
---------------------------------------------------------------------------------
              Alabama -- 11.6%
   $7,000     Alabama State, Ser. A, GO, 5.50%, 10/01/01                   $7,102

              California -- 5.2%
      150     California Educational Facilities Authority, Pepperdine
              University, Rev., +, -, 7.20%, 11/01/00                         156
      150     California State, Public Works Board, Regents of The
              University of California, Ser. A, Rev., -, 7.00%,
              09/01/00                                                        155
    2,800     South Orange County, California, Public Financing
              Authority, Special Tax, Senior Lien, Ser. A, +, 6.20%,
              09/01/13                                                      2,914
                                                                           ------
                                                                            3,225
              Connecticut -- 2.3%
    1,700     Mashantucket Western Pequot Tribe, Connecticut,
              Special Obligation, Sub.-Ser. A, Rev., 5.50%, 09/01/28        1,446

              Georgia -- 5.9%
    2,000     Fulton County, Georgia, School District, GO, 5.25%,
              01/01/15                                                      1,924
    2,000     Georgia State, Ser. C, GO, 4.00%, 07/01/12                    1,739
                                                                           ------
                                                                            3,663
              Illinois -- 0.1%
       75     Chicago, Illinois, O'Hare International Airport, Ser. A,
              Rev., 7.50%, 01/01/03                                            77
        5     Illinois Housing Development Authority, Ser. A, Rev.,
              8.00%, 06/01/26                                                   5
                                                                           ------
                                                                               82
              Kansas -- 3.9%
    2,355     Kansas City, Kansas, Utility System, Rev., +, 6.38%,
              09/01/23                                                      2,418

              Maryland -- 0.1%
       60     Maryland State, Community Development Administra-
              tion, Department of Housing & Community Develop-
              ment, Single Family Program, Second Ser., Rev., 7.60%,
              04/01/23                                                         61

              Massachusetts -- 1.7%
    1,000     New England Education Loan Marketing Corp.,
              Massachusetts Student Loan, Sub-Issue H, Rev., 6.90%,
              11/01/09                                                      1,066

              Michigan -- 2.6%
    1,000     Michigan State, Housing Development Authority, Rental
              Housing, Ser. B, Rev., +, 7.55%, 04/01/23                     1,038
      500     Wayne County, Michigan, Building Authority, Ser. A,
              GO, -, 8.00%, 03/01/02                                          539
                                                                           ------
                                                                            1,577
              Missouri -- 1.2%
      720     Sikeston, Missouri, Electric, Rev., +, 6.00%, 06/01/16          748

              Nevada -- 0.1%
       80     Nevada Housing Division, Single Family, Ser. A-3, Rev.,
              8.20%, 10/01/19                                                  81

                       See notes to financial statements.

CHASE VISTA TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount       Issuer                                                        Value
-----------------------------------------------------------------------------------
Long-Term Municipal Securities -- (continued)
-----------------------------------------------------------------------------------
             New Jersey -- 9.4%
   $3,455    Middletown Township, New Jersey, Board of Education,
             GO, +, 5.80%, 08/01/20                                       $3,439
    1,500    New Jersey State, Educational Facilities Authority,
             Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
             07/01/28                                                      1,268
    1,000    New Jersey State, Transportation Trust Fund Authority,
             Transportation Systems, Ser. A, Rev., 5.75%, 06/15/15         1,019
                                                                          ------
                                                                           5,726
             New York -- 25.1%
    2,000    Long Island Power Authority, New York, Electric
             Systems, Ser. A, Rev., +, 5.50%, 12/01/13                     1,998
    2,450    New York City, New York, Ser. A, GO, +, 6.25%, 08/01/09       2,601
             New York City, New York, IDA,
      470     Civic Facility, Mt. St. Vincent College, Rev., 7.00%,
              05/01/08                                                       497
    2,500     IDR, Brooklyn Navy Yard Cogen Partners Project, Rev.,
              5.75%, 10/01/36                                              2,173
             Port Authority of New York & New Jersey,
    5,000     Consolidated Bonds 93rd Ser., Rev., 6.13%, 06/01/94          5,124
    1,500     Consolidated Bonds 114th Ser., Rev., 4.75%, 08/01/33         1,191
    2,000    Utica, New York, IDA, Civic Facility, Munson-Williams-
             Proctor Institute Project, Ser. A, Rev., 5.38%, 07/15/19      1,828
                                                                          ------
                                                                          15,412
             Ohio -- 7.2%
    4,000    Cleveland, Ohio, Public Power System, First Mortgage,
             Ser. A, Rev., +, -, 7.00%, 11/15/04                           4,405
             Oklahoma -- 6.2%
    2,000    Oklahoma Housing Finance Agency, Single Family, Ser.
             B-2, Rev., 6.80%, 09/01/26                                    2,105
    1,750    Oklahoma State, Turnpike Authority, Second Ser., Ser. A,
             Rev., +, 5.25%, 01/01/13                                      1,719
                                                                          ------
                                                                           3,824
             Pennsylvania -- 4.5%
    3,000    Delaware Valley, Pennsylvania, Regional Finance
             Authority, Local Government, Ser. A, Rev., +, 5.50%,
             08/01/28                                                      2,794

             Puerto Rico -- 4.3%
       75    Puerto Rico Commonwealth, Urban Renewal & Housing
             Corp., Rev., 7.88%, 10/01/04                                     77
    2,500    Puerto Rico Municipal Finance Agency, Ser. A, GO, +,
             6.00%, 08/01/15                                               2,598
                                                                          ------
                                                                           2,675
             South Carolina -- 0.4%
      250    South Carolina State, Housing Finance & Development
             Authority, Multi-Family Housing, Fairway Apartments
             Project, Rev., 7.63%, 04/01/33                                  255

             South Dakota -- 0.2%
      100    South Dakota Housing Development Authority, Home-
             ownership Mortgage, Ser. A, Rev., 5.88%, 05/01/12               101

             Utah -- 0.4%
      250    Utah State, Board of Regents, Student Loan, Ser. F,
             Rev., +, 7.45%, 11/01/08                                        260

                       See notes to financial statements.

CHASE VISTA TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount         Issuer                                                   Value
------------------------------------------------------------------------------
Long-Term Municipal Securities -- (continued)
------------------------------------------------------------------------------
               Virgin Islands -- 4.2%
   $3,000      Virgin Islands Public Finance Authority, Senior Lien,
               Ser. A, Rev., 5.50%, 10/01/22                            $2,603
               Washington -- 0.4%
      250      Washington State, Public Power Supply System, Nuclear
               Project No. 1, Ser. B, Rev., 7.25%, 07/01/09                276
------------------------------------------------------------------------------
               Total Long-Term Municipal Securities                     59,800
               (Cost $62,033)
------------------------------------------------------------------------------
Short-Term Investments -- 0.7%
------------------------------------------------------------------------------
  Shares
              Money Market Funds -- 0.7%
              --------------------------
      387     Provident Municipal Cash Money Market Fund          387
       38     Provident Municipal Money Market Fund                38
              ----------------------------------------------------------------
              Total Money Market Funds                            425
              (Cost $425)
------------------------------------------------------------------------------
              Total Investments -- 97.7%                      $60,225
              (Cost $62,458)
------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA NEW YORK TAX FREE INCOME FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Long-Term Municipal Securities -- 94.4%
------------------------------------------------------------------------------------
              New York -- 75.8%
   $  550     Monroe County, New York, IDA, Public Improvement,
              Canal Ponds Park, Ser. A, Rev., 7.00%, 06/15/13                 $ 579
    6,925     Nassau County, New York,
              Ser. P, GO, +, -, 6.40%, 11/01/04                               7,469
              New York City, New York,
    1,000      Ser. A, GO, +, 6.25%, 08/01/08                                 1,062
    1,000      Ser. B, GO, 7.50%, 02/01/03                                    1,057
      160      Ser. F, GO, 8.25%, 11/15/02                                      171
              New York City, New York, IDA,
      475      Civic Facility, Mt. St. Vincent College, Rev., 7.00%,
               05/01/08                                                         502
    1,430      Civic Facility, New York Blood Center Inc. Project,
               Rev., -, 7.20%, 05/01/04                                       1,544
    1,500      Civic Facility, YMCA Greater New York Project, Rev.,
               5.80%, 08/01/16                                                1,444
    3,010      IDR, Brooklyn Navy Yard Cogen Partners Project,
               Rev., 6.20%, 10/01/22                                          2,875
              New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems,
      130      Ser. A, Rev., +, -, 7.00%, 06/15/01                              135
      605      Ser. A, Rev., +, 7.00%, 06/15/09                                 629
    1,000     New York Convention Center, Operating Corp., Yale
              Building Acquisition Project, COP, 6.50%, 12/01/01                996
    2,550     New York State, Dorm Authority, Niagara Nursing
              Home, Rev., +, 5.55%, 08/01/27                                  2,366
    2,500     New York State, Energy Research & Development
              Authority, Electric Facilities, Lilco Project, Ser. B, Rev.,
              5.30%, 11/01/23                                                 2,167
              New York State, Environmental Facilities Corp., PCR,
              State Water Revolving Fund,
    3,000      New York City Municipal Water, Rev., 5.75%,
               06/15/12                                                       3,080
      705      Ser. A, Rev., 7.25%, 06/15/10                                    741
              New York State, Housing Finance Agency,
      300      Multi-Family Housing, Ser. A, Rev., 6.95%, 08/15/12              314
      860      Rev., 8.00%, 11/01/08                                            885
    4,005     New York State, Local Government Assistance Corp.,
              Ser. E, Rev., +, 5.25%, 04/01/16                                3,813
      745     New York State, Medical Care Facilities Finance Agency,
              Rev., 7.88%, 08/15/20                                             770
    1,000     New York State, Municipal Bond Bank Agency, Special
              Program, Buffalo, Ser. A, Rev., 6.88%, 03/15/06                 1,043
    2,000     New York State, Thruway Authority, Service Contract,
              Local Highway & Bridge, 6.00%, 04/01/11                         2,049
    2,205     New York State, Urban Development Corp., Center for
              Individual Innovation Project, Rev., 5.50%, 01/01/13            2,159
    4,540     Niagara, New York, Frontier Transportation Authority,
              Greater Buffalo International Airport, Ser. B, Rev., +,
              5.75%, 04/01/04                                                 4,654
              Port Authority of New York & New Jersey,
    5,000      Consolidated Bonds 93rd Ser., Rev., 6.13%, 06/01/94            5,125
    3,000      Special Obligation, 3rd Installment, Special Project,
               KIAC-4, Rev., 7.00%, 10/01/07                                  3,113

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE INCOME FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)


Principal
Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Long-Term Municipal Securities -- (continued)
------------------------------------------------------------------------------------
                  New York -- Continued
  $ 5,000     Rensselaer, New York, Municipal Leasing Corp.,
              Rensselaer County Nursing Home, Ser. A, Rev., 6.90%,
              06/01/24                                                       $ 5,000
    5,000     Suffolk County, New York, IDA, IDR, Nissequogue Cogen
              Partners Facility, Rev., 5.50%, 01/01/23                         4,156
    1,150     Westchester County, New York, GO, -, 6.70%, 11/01/06             1,260
              Westchester County, New York, IDA,
      775      AGR Realty Co. Project, Rev., -, 5.75%, 01/01/02                  780
    2,000      Civic Facility, Children's Village Project, Ser. A, Rev.,
               5.30%, 03/15/14                                                 1,855
    1,000      Civic Facility, Rippowam-Cisqua School Project, Rev.,
               5.75%, 06/01/29                                                   902
    2,000      Resource Recovery, Resco Co. Project, Ser. A, Rev., +,
               5.70%, 07/01/08                                                 2,048
                                                                             -------
                                                                              66,743
              Puerto Rico -- 7.8%
    3,500     Puerto Rico Commonwealth, Public Improvement, GO,
              5.25%, 07/01/15                                                  3,333
    2,000     Puerto Rico Industrial, Medical & Environmental PCFFA,
              Special Facilities, American Airlines, Ser. A, Rev., 6.45%,
              12/01/25                                                         1,968
    1,500     Puerto Rico Municipal Finance Agency, Ser. A, GO, +,
              6.00%, 08/01/15                                                  1,559
                                                                             -------
                                                                               6,860
              Virgin Islands -- 10.8%
              Virgin Islands Public Finance Authority,
    4,000      Gross Receipts, Taxes Lien Notes, Ser. A, Rev., 6.38%,
               10/01/19                                                        3,923
    1,150      Matching Fund Lien Notes, Ser. A, Rev., -, 7.25%,
               10/01/02                                                        1,247
    5,000      Senior Lien, Ser. A, Rev., 5.50%, 10/01/22                      4,337
                                                                             -------
                                                                               9,507
                                                                             -------
              Total Long-Term Municipal Securities                            83,110
              (Cost $85,458)
------------------------------------------------------------------------------------
Short-Term Investments -- 4.2%
------------------------------------------------------------------------------------
              Municipal Securities -- 1.5%
              ----------------------------
              New York -- 1.5%
      500     Long Island Power Authority, New York, Electric Sys-
              tems, Sub. Ser. 5, Rev., FRDO, 3.75%, 03/01/00                     500
              New York City, New York,
      300      Ser. B, Sub. Ser. B-4, GO, FRDO, +, 3.80%, 03/01/00               300
      500      Ser. B, Sub. Ser. B-7, GO, FRDO, +, 3.80%, 03/01/00               500
              ----------------------------------------------------------------------
              Total Municipal Securities                                       1,300
              (Cost $1,300)
              ----------------------------------------------------------------------
   Shares
              Money Market Fund -- 2.7%
              -------------------------
    2,389     Provident New York Money Market Fund                             2,389
              (Cost $2,389)
------------------------------------------------------------------------------------
              Total Short-Term Investments                                     3,689
              (Cost $3,689)
------------------------------------------------------------------------------------
              Total Investments -- 98.6%                                     $86,799
              (Cost $89,147)
------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount     Issuer                                                           Value
------------------------------------------------------------------------------------
Long-Term Municipal Securities -- 93.5%
------------------------------------------------------------------------------------
              California--77.1%
   $  750     California Educational Facilities Authority, Stanford
              University, Ser. P, Rev., 5.25%, 12/01/13                       $  751
              California State,
      700      GO, +, -, 6.25%, 10/01/02                                         742
      200      GO, 6.40%, 09/01/08                                               220
      250     California State, Public Works Board, Ser. A, Rev., 6.00%,
              09/01/01                                                           256
      300     Chico, California, Unified School District, GO, +, 4.25%,
              08/01/09                                                           279
    1,850     Contra Costa, California, Water District, Ser. G, Rev.,+,
              5.75%, 10/01/14                                                  1,879
    1,000     Fallbrook, California, Unified High School District, San
              Diego County, GO, +, 5.38%, 09/01/12                             1,017
      750     Foothill/Eastern Corridor Agency, California Toll Road,
              Rev., 5.00%, 01/15/06                                              743
      200     Los Angeles County, California, Metropolitan Transpor-
              tation Authority, Sales Tax, Proposition A, First Tier, Ser.
              A, Rev.,+, 5.25%, 07/01/13                                         197
      900     Los Angeles County, California, Transportation
              Commission, Sales Tax, Proposition C, 2nd Ser., Ser. A,
              Rev., +, 5.88%, 07/01/02                                           930
              Los Angeles, California, Unified School District,
      375      Ser. A, GO, +, 6.00%, 07/01/15                                    395
      190      Ser. B, GO, +, 5.38%, 07/01/12                                    192
              Northern California Power Agency, Public Power,
      340      Ser. A, +, -, 5.80%, 07/01/09                                     359
      560      Ser. A, +, 5.80%, 07/01/09                                        590
      700     Orange County, California, Local Transportation
              Authority, Sales Tax, First Ser., Measure M, Rev., 5.60%,
              02/15/02                                                           716
      700     Redwood City, California, Elementary School District,
              GO, +, 5.00%, 08/01/16                                             648
       35     Richmond, California, Wastewater, Rev., +, 5.20%,
              08/01/11                                                            35
      220     Sacramento, California, City Unified School District,
              Ser. A, GO, 5.00%, 07/01/02                                        223
      900     Sacramento, California, Public Facilities Project, COP,
              6.00%, 07/01/12                                                    917
      100     San Diego, California, Unified School District, Capital
              Appreciation, Ser. A, GO, +, 0.00%, 07/01/09                        61
      325     San Francisco, California, City & County Airport Commis-
              sion, International Airport, Second Ser., Issue 18A, Rev.,
              +, 6.00%, 05/01/04                                                 341
      105     San Francisco, California, City & County Redevelopment
              Agency, Hotel Tax, Rev., +, -, 6.75%, 07/01/04                     115
    1,000     Santa Clara County, California, Financing Authority,
              Ser. A, Rev., +, 5.75%, 11/15/13                                 1,043
    1,200     South Orange County, California, Public Financing
              Authority, Special Tax, Senior Lien, Ser. A, +, 6.20%,
              09/01/13                                                         1,249
    1,000     University of California, UC Medical Center, Rev., +,
              10.00%, 07/01/06                                                 1,273
                                                                              ------
                                                                              15,171

                       See notes to financial statements.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
Portfolio of Investments (Continued)

As of February 29, 2000 (unaudited)
(Amounts in thousands)

Principal
Amount        Issuer                                                         Value
------------------------------------------------------------------------------------
Long-Term Municipal Securities -- (continued)
------------------------------------------------------------------------------------
              Puerto Rico -- 11.5%
   $  770     Puerto Rico Commonwealth, GO, 5.30%, 07/01/04                  $   781
      470     Puerto Rico Commonwealth, Highway & Transportation
              Authority, Ser. W, Rev., +, 5.50%, 07/01/15                        470
      500     Puerto Rico Electric Power Authority, Ser. AA, Rev.,
              4.80%, 07/01/01                                                    502
      500     Puerto Rico Municipal Finance Agency, Ser. A, GO, +,
              5.75%, 08/01/13                                                    513
                                                                             -------
                                                                               2,266
              Virgin Islands -- 4.9%
    1,000     Virgin Islands Public Finance Authority, Gross Receipts,
              Taxes Lien Notes, Ser. A, Rev., 5.63%, 10/01/10                    969
------------------------------------------------------------------------------------
              Total Long-Term Municipal Securities                            18,406
              (Cost $18,388)
------------------------------------------------------------------------------------
Short-Term Investments -- 6.6%
------------------------------------------------------------------------------------
              Municipal Securities -- 5.1%
              ----------------------------
              California -- 5.1%
              California PCFA,
      100      PCR, Pacific Gas & Electric, Ser. F, Rev., FRDO, 3.20%,
               03/01/00                                                          100
      200      Resource Recovery, OMS Equity Stanislaus Project,
               Rev., FRDO, 3.15%, 03/01/00                                       200
      300     Chula Vista, California, IDR, San Diego Gas, Ser. A, Rev.,
              FRDO, 3.05%, 03/01/00                                              300
              Irvine Ranch, California, Water District,
      100      Consolidated Bonds, Rev., FRDO, 3.25%, 03/01/00                   100
      100      District No. 105, 140, 240 & 250, GO, FRDO, 3.05%,
               03/01/00                                                          100
      100      District No. 182, Ser. A, GO, FRDO, 3.05%, 03/01/00               100
      100     Los Angeles, California, Regional Airports Improvement
              Corp., Terminal Facility, Los Angeles International Air-
              port, Rev., FRDO, 3.80%, 03/01/00                                  100
              ----------------------------------------------------------------------
              Total Municipal Securities                                       1,000
              (Cost $1,000)
              ----------------------------------------------------------------------
   Shares
              Money Market Fund -- 1.5%
              -------------------------
      286     Provident California Money Market Fund                             286
              (Cost $286)
------------------------------------------------------------------------------------
              Total Short-Term Investments                                     1,286
              (Cost $1,286)
------------------------------------------------------------------------------------
              Total Investments -- 100.1%                                    $19,692
              (Cost $19,674)
------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
Portfolio of Investments (Continued) (Unaudited)

INDEX:
+     -- Insured security.
- -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
COP   -- Certificates of Participation.
Dorm  -- Dormitory.
FRDO  -- Floating Rate Demand Obligation: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 29, 2000.
GO    -- General Obligation.
IDA   -- Industrial Development Authority.
IDR   -- Industrial Development Revenue.
PCFA  -- Pollution Control Financing Authority.
PCFFA -- Pollution Control Facilities Financing Authority.
PCR   -- Pollution Control Revenue.
Rev.  -- Revenue Bond.

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  As of February 29, 2000 (unaudited)
--------------------------------------------------------------------------------

(Amounts in Thousands, Except Per Share Amounts)

                                                                             California
                                                                New York    Intermediate
                                                  Tax Free      Tax Free      Tax Free
                                                Income Fund    Income Fund      Fund
----------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value (Note 1) ..... $60,225       $86,799       $19,692
    Cash .........................................       3            15            --
    Other assets .................................       1             1            --
    Receivables:
     Interest ....................................   1,067         1,465           278
     Fund shares sold ............................     802            58            --
----------------------------------------------------------------------------------------
       Total Assets ..............................  62,098        88,338        19,970
----------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities purchased .............      --            --           223
     Fund shares redeemed ........................     280           129            --
     Dividends ...................................      68           106            33
    Accrued liabilities: (Note 2) ................
     Investment advisory fees ....................       2            11            --
     Administration fees .........................       7            11            --
     Shareholder servicing fees ..................       7             9            --
     Distribution fees ...........................       7             8            --
     Custodian fees ..............................      11            12            10
     Other .......................................      52            32            29
----------------------------------------------------------------------------------------
       Total Liabilities .........................     434           318           295
----------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital ..............................  64,381        92,000        19,642
    Accumulated undistributed
    (distributions in excess of)
    net investment income ........................     (94)          (51)          188
    Accumulated net realized loss on
    investment transactions ......................    (390)       (1,581)         (173)
    Net unrealized appreciation
    (depreciation) of investments ................  (2,233)       (2,348)           18
----------------------------------------------------------------------------------------
       Net Assets ................................ $61,664       $88,020       $19,675
----------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($.001 par value; unlimited number of
   shares authorized) ............................
    Class A Shares ...............................   4,287         6,893         2,048
    Class B Shares ...............................     955         1,179            --
   Class A:
    Net asset value and redemption
    price per share (net assets/ shares
    outstanding) ................................. $ 11.77       $ 10.91       $  9.61
    Maximum offering price per share
    (net asset value per share/95.5%) ............ $ 12.32       $ 11.42       $ 10.06
   Class B:
    Net asset value and maximum
    offering price per share (net assets/
    shares outstanding)* ......................... $ 11.71       $ 10.88       $    --
   Cost of investments ........................... $62,458       $89,147       $19,674
----------------------------------------------------------------------------------------

*Redemption may be subject to contingent deferred sales charge.


                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the six months ended February 29, 2000
(unaudited)
--------------------------------------------------------------------------------

(Amounts in Thousands)

                                                            New York    California
                                                            Tax Free   Intermediate
                                              Tax Free       Income      Tax Free
                                             Income Fund      Fund         Fund
-----------------------------------------------------------------------------------
   INTEREST INCOME: (Note 1C) ................ $1,793        $ 2,684     $ 493
-----------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees .................     99            141        31
    Administration fees ......................     49             70        15
    Shareholder servicing fees ...............     82            117        26
    Distribution fees ........................    114            152        26
    Custodian fees ...........................     33             54        22
    Printing and postage .....................     14             14         3
    Professional fees ........................     17             16        14
    Registration costs .......................     13              1         4
    Transfer agent fees ......................     64             58        15
    Trustees' fees ...........................      2              2         1
    Other ....................................      1              2         2
-----------------------------------------------------------------------------------
       Total expenses ........................    488            627       159
-----------------------------------------------------------------------------------
    Less amounts waived (Note 2E) ............    186            218        98
-----------------------------------------------------------------------------------
       Net expenses ..........................    302            409        61
-----------------------------------------------------------------------------------
        Net investment income ................  1,491          2,275       432
-----------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
    Net realized loss on investments .........   (390)        (1,267)     (173)
    Change in net unrealized appreciation/
    depreciation of investments .............. (1,719)        (2,372)       (3)
-----------------------------------------------------------------------------------
    Net realized and unrealized loss
    on investments ........................... (2,109)        (3,639)     (176)
-----------------------------------------------------------------------------------
    Net increase (decrease) in net
    assets from operations ................... $ (618)       $(1,364)    $ 256
-----------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in Thousands)

                                                                                     New York                 California
                                                             Tax Free                Tax Free                Intermediate
                                                            Income Fund             Income Fund              Tax Free Fund
                                                       --------------------- ------------------------- -------------------------
                                                        09/01/99     Year      09/01/99       Year        09/01/99       Year
                                                         through     Ended      through       Ended       through       Ended
                                                        02/29/00   08/31/99    02/29/00     08/31/99      02/29/00     08/31/99
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                               $ 1,491    $ 3,097    $ 2,275      $  5,279       $   432     $   949
   Net realized gain (loss) on investments and
   futures transactions ..............................    (390)       392     (1,267)          (71)         (173)        219
   Change in net unrealized appreciation/
   depreciation of investments and futures ...........  (1,719)    (4,490)    (2,372)       (6,828)             (3)   (1,056)
--------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
     operations ......................................    (618)    (1,001)    (1,364)       (1,620)          256         112
--------------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
    Class A ..........................................  (1,252)    (2,576)    (1,990)       (4,734)         (433)       (949)
    Class B ..........................................    (237)      (520)      (284)         (542)           --          --
   Net realized gain on investment transactions:
    Class A ..........................................     (66)        --       (180)         (960)         (217)       (316)
    Class B ..........................................     (15)        --        (33)         (134)           --          --
--------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders .............  (1,570)    (3,096)    (2,487)       (6,370)         (650)     (1,265)
--------------------------------------------------------------------------------------------------------------------------------
  Decrease from capital share transactions # .........  (6,199)    (2,228)    (9,746)      (16,066)         (920)     (1,854)
--------------------------------------------------------------------------------------------------------------------------------
     Total decrease in net assets ....................  (8,387)    (6,325)   (13,597)      (24,056)       (1,314)     (3,007)
  NET ASSETS:
   Beginning of period ...............................  70,051     76,376    101,617       125,673        20,989      23,996
--------------------------------------------------------------------------------------------------------------------------------
   End of period ..................................... $61,664    $70,051    $88,020      $101,617       $19,675     $20,989
--------------------------------------------------------------------------------------------------------------------------------

# See detailed Capital Share Transactions.

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA TAX FREE INCOME FUND
Capital Share Transactions
--------------------------------------------------------------------------------

TAX FREE INCOME FUND
Capital Share Transactions
For the periods indicated (unaudited) (Amounts in Thousands)

-----------------------------------------------------------------------------------------------------------
                                                                   Class A                    Class B
-----------------------------------------------------------------------------------------------------------
                                                                   Six Months Ended February 29, 2000
                                                             Amount        Shares        Amount      Shares
-----------------------------------------------------------------------------------------------------------
      Shares sold                                         $  25,118         2,112      $    727          69
      Shares issued in reinvestment of distributions            920            77           179          15
      Shares redeemed                                       (30,177)       (2,544)       (2,966)       (251)
-----------------------------------------------------------------------------------------------------------
      Net decrease in Fund shares outstanding             $  (4,139)         (355)     $ (2,060)       (167)
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
                                                                   Class A                    Class B
-----------------------------------------------------------------------------------------------------------
                                                                       Year Ended August 31, 1999
                                                             Amount        Shares        Amount      Shares
-----------------------------------------------------------------------------------------------------------
      Shares sold                                         $  49,991         3,930      $  4,030         316
      Shares issued in reinvestment of distributions          1,705           134           360          28
      Shares redeemed                                       (52,915)       (4,152)       (5,399)       (425)
-----------------------------------------------------------------------------------------------------------
      Net decrease in Fund shares outstanding             $  (1,219)          (88)     $ (1,009)        (81)
===========================================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA NEW YORK TAX FREE INCOME FUND
Capital Share Transactions
--------------------------------------------------------------------------------

NEW YORK TAX FREE INCOME FUND
Capital Share Transactions
For the periods indicated (unaudited) (Amounts in Thousands)

---------------------------------------------------------------------------------------------------------------
                                                                       Class A                    Class B
---------------------------------------------------------------------------------------------------------------
                                                                       Six Months Ended February 29, 2000
                                                                 Amount        Shares        Amount      Shares
---------------------------------------------------------------------------------------------------------------
      Shares sold                                             $  14,506         1,318      $    478          43
      Shares issued in reinvestment of distributions              1,363           123           139          13
      Shares redeemed                                           (23,937)       (2,163)       (2,295)       (208)
---------------------------------------------------------------------------------------------------------------
      Net decrease in Fund shares outstanding                 $  (8,068)         (722)     $ (1,678)       (152)
===============================================================================================================

---------------------------------------------------------------------------------------------------------------
                                                                       Class A                    Class B
---------------------------------------------------------------------------------------------------------------
                                                                           Year Ended August 31, 1999
                                                                 Amount        Shares        Amount      Shares
---------------------------------------------------------------------------------------------------------------
      Shares sold                                             $  40,533         3,372      $  3,825         321
      Shares issued in reinvestment of distributions              4,452           373           503          42
      Shares redeemed                                           (62,404)       (5,230)       (2,975)       (249)
---------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in Fund shares outstanding      $ (17,419)       (1,485)     $  1,353         114
===============================================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
Capital Share Transactions
--------------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE TAX FREE FUND
Capital Share Transactions
For the periods indicated (unaudited) (Amounts in Thousands)

--------------------------------------------------------------------------------------
                                                           Amount        Shares
--------------------------------------------------------------------------------------
                                                   Six Months Ended February 29, 2000
      Shares sold                                        $    549            57
      Shares issued in reinvestment of distributions          185            19
      Shares redeemed                                      (1,654)         (172)
--------------------------------------------------------------------------------------
      Net decrease in Fund shares outstanding            $   (920)          (96)
======================================================================================

--------------------------------------------------------------------------------------
                                                           Amount        Shares
--------------------------------------------------------------------------------------
                                                       Year Ended August 31, 1999
      Shares sold                                        $  4,457           435
      Shares issued in reinvestment of distributions          490            48
      Shares redeemed                                      (6,801)         (671)
--------------------------------------------------------------------------------------
      Net decrease in Fund shares outstanding            $ (1,854)         (188)
======================================================================================

                       See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Mutual Fund Trust (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified management investment company. Chase Vista Tax Free Income Fund ("TFI"), Chase Vista New York Tax Free Income Fund ("NYTFI") and Chase Vista California Intermediate Tax Free Fund ("CITF") (collectively, the "Funds") are three separate portfolios of the Trust.

TFI and NYTFI offer two classes of shares, referred to as Class A Shares and Class B Shares. Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution expenses and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount. Dividend income is recorded on the ex-dividend date.

   Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

   D. Futures contracts --When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to (from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   The Funds invest in U.S. Treasury and/or Municipal Bond futures contracts as a hedge to modify the duration of the portfolio holdings.

   As of February 29, 2000, the Funds had no outstanding futures contracts.

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Adviser" ) acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub- investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

   Chase and certain affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee, computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A for all Funds and Class B for TFI and NYTFI in accordance with Rule 12b-1 under the 1940 Act.

   The Distribution Plans provide that each Fund shall pay distribution fees at annual rates not to exceed 0.25% of each Fund's average daily net assets for Class A Shares and 0.75% for Class B Shares. The Distributor voluntarily waived all or a portion of distribution fees as outlined in
   Note 2.E. below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the six months ended February 29, 2000, the Funds' vendors voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                                          TFI     NYTFI   CITF
   -----------------------------------------------------------
        Investment Advisory ............  $ 82    $  62  $ 31
        Administration .................    --       --    15
        Shareholder Servicing ..........    37       56    26
        Distribution ...................    67      100    26
                                          ----    -----  ----
                                          $186    $ 218  $ 98
                                          ====    =====  ====

   F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. Investment Transactions

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended February 29, 2000, were as follows (amounts in thousands):

                               TFI       NYTFI      CITF
  --------------------------------------------------------
  Purchases ................  $2,595    $14,894    $16,214
  Sales ....................   7,791     25,086     16,671

4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation/ (depreciation) in value of the investment securities at February 29, 2000, are as follows (amounts in thousands):

                                                TFI        NYTFI       CITF
  ---------------------------------------------------------------------------
  Aggregate cost .........................   $ 62,458     $ 89,147    $19,674
                                             --------     --------    -------
   Gross unrealized appreciation..........   $    893     $    885    $   200
   Gross unrealized depreciation..........     (3,126)      (3,233)      (182)
                                             --------     --------    -------
  Net unrealized appreciation/
  (depreciation) .........................   $ (2,233)    $ (2,348)   $    18
                                             ========     ========    =======

5. Concentration of Credit Risk

TFI, NYTFI and CITF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. NYTFI and CITF primarily invest in issuers in the States of New York and California, respectively. As of February 29, 2000, TFI invested approximately 25.1% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. Trustee Compensation

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 29, 2000, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities in the Statement of Assets and Liabilities were as follows (amounts in thousands):

                         Pension               Accrued
                         Expenses         Pension Liability
  ---------------------------------------------------------
  TFI .................     $1                  $ 8
  NYTFI ...............      1                   11
  CITF ................      1                    3

7. Bank Borrowings

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at February 29, 2000, nor at any time during the six months then ended.

--------------------------------------------------------------------------------
CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                  Tax Free Income Fund
                                                        ------------------------------------------------------------------
                                                                                    Class A
                                                        ------------------------------------------------------------------
                                                        9/1/99                   Year Ended August 31,
                                                        Through      -----------------------------------------------------
                                                        2/29/00       1999       1998        1997        1996        1995
                                                        -------      ------     ------      ------      ------      ------
Per share operating performance
Net asset value, beginning of period ................    $12.17      $12.89     $12.32      $11.84      $11.85      $11.70
                                                         ------      ------     ------      ------      ------      ------
Income from investment operations:
 Net investment income ..............................      0.28        0.56       0.56        0.58        0.58        0.58
 Net gains or losses in securities (both realized and
 unrealized) ........................................     (0.38)      (0.72)      0.57        0.48       (0.01)      0.15
                                                         ------      ------     ------      ------      ------      ------
  Total from investment operations ..................     (0.10)      (0.16)      1.13        1.06        0.57        0.73
                                                         ------      ------     ------      ------      ------      ------
Less distributions:
Dividends from net investment income ................      0.28        0.56       0.56        0.58        0.58        0.58
 Distributions from capital gains ...................      0.02          --         --          --          --          --
                                                         ------      ------     ------      ------      ------      ------
  Total distributions ...............................      0.30        0.56       0.56        0.58        0.58        0.58
                                                         ------      ------     ------      ------      ------      ------
Net asset value, end of period ......................    $11.77      $12.17     $12.89      $12.32      $11.84      $11.85
                                                         ======      ======     ======      ======      ======      ======
Total return (1) ....................................     (0.87%)     (1.33%)     9.38%       9.14%       4.88%       6.53%
Ratios/supplemental data:
Net assets, end of period (millions) ................    $   51      $   56     $   61      $   63      $   70      $   89
Ratios to average net assets:#
 Expenses ...........................................      0.75%       0.75%      0.80%       0.90%       0.90%       0.85%
 Net investment income ..............................      4.71%       4.41%      4.44%       4.78%       4.83%       5.07%
 Expenses without waivers and assumption of
 expenses ...........................................      1.39%       1.37%      1.31%       1.29%       1.46%       1.47%
 Net investment income without waivers and
 assumption of expenses .............................      4.07%       3.79%      3.93%       4.39%       4.27%       4.45%
Portfolio turnover rate .............................         4%        102%       172%        147%        210%        233%

                                                                               Tax Free Income Fund
                                                        ----------------------------------------------------------------
                                                                                    Class B
                                                        ----------------------------------------------------------------
                                                        9/1/99                   Year Ended August 31,
                                                        Through      ---------------------------------------------------
                                                        2/29/00       1999       1998        1997        1996      1995
                                                        -------      ------     ------      ------      ------    ------
Per share operating performance
Net asset value, beginning of period ................    $12.10      $12.82     $12.25      $11.76      $11.77    $11.65
                                                         ------      ------     ------      ------      ------    ------
Income from investment operations:
 Net investment income ..............................      0.22        0.45       0.45        0.48        0.49      0.50
 Net gains or losses in securities (both realized and
 unrealized) ........................................     (0.37)      (0.72)      0.57        0.48       (0.01)    0.14
                                                         ------      ------     ------      ------      ------    ------
  Total from investment operations ..................     (0.15)      (0.27)      1.02        0.96        0.48      0.64
                                                         ------      ------     ------      ------      ------    ------
Less distributions:
Dividends from net investment income ................      0.22        0.45       0.45        0.47        0.49      0.52
 Distributions from capital gains ...................      0.02          --         --          --          --        --
                                                         ------      ------     ------      ------      ------    ------
  Total distributions ...............................      0.24        0.45       0.45        0.47        0.49      0.52
                                                         ------      ------     ------      ------      ------    ------
Net asset value, end of period ......................    $11.71      $12.10     $12.82      $12.25      $11.76    $11.77
                                                         ======      ======     ======      ======      ======    ======
Total return (1) ....................................     (1.24%)     (2.23%)     8.45%       8.30%       4.10%     5.70%
Ratios/supplemental data:
Net assets, end of period (millions) ................    $   11      $   14     $   15      $   14      $   14    $   14
Ratios to average net assets:#
 Expenses ...........................................      1.64%       1.64%      1.64%       1.64%       1.65%     1.61%
 Net investment income ..............................      3.82%       3.52%      3.60%       4.04%       4.08%     4.31%
 Expenses without waivers and assumption of
 expenses ...........................................      1.90%       1.87%      1.81%       1.79%       1.95%     1.97%
 Net investment income without waivers and
 assumption of expenses .............................      3.56%       3.29%      3.43%       3.89%       3.78%     3.95%
Portfolio turnover rate .............................         4%        102%       172%        147%        210%      233%
===========================================================================================================================

(1) Total return figures do not include the effect of any sales load. # Short periods have been annualized.

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                        New York Tax Free Income Fund
                                                   -----------------------------------------------------------------
                                                                                Class A
                                                   -----------------------------------------------------------------
                                                   9/1/99                   Year Ended August 31,
                                                   Through      ----------------------------------------------------
                                                   2/29/00      1999       1998        1997        1996        1995
                                                   -------     ------     ------      ------      ------      ------
Per share operating performance
Net asset value, beginning of period ..........    $11.36      $12.18     $11.80      $11.39      $11.47      $11.30
                                                   -------     ------     ------      ------      ------      ------
Income from investment operations:
 Net investment income ........................      0.28        0.53       0.54        0.56        0.56        0.57
 Net gains or losses on securities
 (both realized and unrealized) ...............     (0.42)      (0.71)      0.50        0.43       (0.08)       0.17
                                                   -------     ------     ------      ------      ------      ------
  Total from investment operations ............     (0.14)      (0.18)      1.04        0.99        0.48        0.74
                                                   -------     ------     ------      ------      ------      ------
Less distributions:
 Dividends from net investment income .........      0.28        0.53       0.54        0.56        0.56        0.57
 Distributions from capital gains .............      0.03        0.11       0.12        0.02          --          --
                                                   -------     ------     ------      ------      ------      ------
  Total distributions .........................      0.31        0.64       0.66        0.58        0.56        0.57
                                                   -------     ------     ------      ------      ------      ------
Net asset value, end of period ................    $10.91      $11.36     $12.18      $11.80      $11.39      $11.47
                                                   ======      ======     ======      ======      ======      ======
Total return (1) ..............................     (1.31%)     (1.60%)     9.03%       8.85%       4.20%       6.82%
Ratios/Supplemental Data:
Net assets, end of period (millions) ..........    $   75      $   87     $  111      $   83      $   96      $  104
Ratios to average net assets:#
 Expenses .....................................      0.74%       0.75%      0.79%       0.90%       0.90%       0.85%
 Net investment income ........................      4.99%       4.46%      4.52%       4.77%       4.76%       5.11%
 Expenses without waivers and assumption of
 Expenses .....................................      1.26%       1.20%      1.21%       1.18%       1.27%       1.37%
 Net investment income without waivers and
 assumption of expenses .......................      4.47%       4.01%      4.10%       4.49%       4.39%       4.59%
Portfolio turnover rate .......................        17%         65%        91%        107%        156%        122%
=====================================================================================================================

                                                                        New York Tax Free Income Fund
                                                   -----------------------------------------------------------------
                                                                                Class B
                                                   -----------------------------------------------------------------
                                                   9/1/99                   Year Ended August 31,
                                                   Through      ----------------------------------------------------
                                                   2/29/00      1999       1998        1997        1996        1995
                                                   -------     ------     ------      ------      ------      ------
Per share operating performance
Net asset value, beginning of period ..........    $11.34      $12.16     $11.76      $11.33      $11.41      $11.27
                                                   -------     ------     ------      ------      ------      ------
Income from investment operations:
 Net investment income ........................      0.23        0.43       0.44        0.46        0.47        0.49
 Net gains or losses on securities
 (both realized and unrealized) ...............     (0.43)      (0.71)      0.51        0.43       (0.09)      0.16
                                                   -------     ------     ------      ------      ------      ------
  Total from investment operations ............     (0.20)      (0.28)      0.95        0.89        0.38        0.65
                                                   -------     ------     ------      ------      ------      ------
Less distributions:
 Dividends from net investment income .........      0.23        0.43       0.43        0.44        0.46        0.51
 Distributions from capital gains .............      0.03        0.11       0.12        0.02          --          --
                                                   -------     ------     ------      ------      ------      ------
  Total distributions .........................      0.26        0.54       0.55        0.46        0.46        0.51
                                                   -------     ------     ------      ------      ------      ------
Net asset value, end of period ................    $10.88      $11.34     $12.16      $11.76      $11.33      $11.41
                                                   ======      ======     ======      ======      ======      ======
Total return (1) ..............................     (1.84%)     (2.47%)     8.27%       8.03%       3.46%       5.99%
Ratios/Supplemental Data:
Net assets, end of period (millions) ..........    $   13      $   15     $   15      $   14      $   14      $   11
Ratios to average net assets:#
 Expenses .....................................      1.63%       1.64%      1.64%       1.64%       1.65%       1.61%
 Net investment income ........................      4.10%       3.58%      3.68%       4.03%       4.01%       4.35%
 Expenses without waivers and assumption of
 Expenses .....................................      1.77%       1.70%      1.71%       1.68%       1.76%       1.87%
 Net investment income without waivers and
 assumption of expenses .......................      3.96%       3.52%      3.61%       3.99%       3.90%       4.09%
Portfolio turnover rate .......................        17%         65%        91%        107%        156%        122%
=====================================================================================================================

(1) Total return figures do not include the effect of any sales load. # Short periods have been annualized.

------------------------------------------------------------
CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS (unaudited) (continued)


                                                                                     California Intermediate Tax Free Fund
                                                                                    ----------------------------------------------
                                                                         9/1/99               Year Ended August 31,
                                                                        Through     ----------------------------------------------
                                                                        2/29/00     1999     1998      1997       1996       1995
                                                                        -------     ----     ----      ----       ----       ----
Per share operating performance
Net asset value, beginning of period ...............................     $9.79     $10.29   $10.07     $9.81      $9.89      $9.69
                                                                         -----     ------   ------     -----      -----      -----
Income from investment operations:
 Net investment income .............................................      0.20       0.41     0.45      0.46       0.48       0.51
 Net gains or losses on securities (both realized and unrealized) ..     (0.08)     (0.37)    0.32      0.26       0.01       0.20
                                                                         -----     ------   ------     -----      -----      -----
  Total from investment operations .................................      0.12       0.04     0.77      0.72       0.49       0.71
                                                                         -----     ------   ------     -----      -----      -----
Less distributions:
 Dividends from net investment income ..............................      0.20       0.41     0.45      0.33       0.48       0.51
 Distributions from capital gains ..................................      0.10       0.13     0.10      0.13       0.09          -
                                                                         -----     ------   ------     -----      -----      -----
  Total distributions ..............................................      0.30       0.54     0.55      0.46       0.57       0.51
                                                                         -----     ------   ------     -----      -----      -----
Net asset value, end of period .....................................     $9.61     $ 9.79   $10.29     $10.07     $9.81      $9.89
                                                                         =====     ======   ======     ======     =====      =====
Total return (1) ...................................................      1.33%      0.28%    7.81%     7.46%      5.00%      7.55%
Ratios/supplemental data:
Net assets, end of period (millions) ...............................     $  20     $   21   $   24     $  26      $  28      $  33
Ratios to average net assets:#
 Expenses ..........................................................      0.60%      0.60%    0.60%     0.60%      0.60%      0.52%
 Net investment income .............................................      4.24%      3.99%    4.38%     4.65%      4.77%      5.24%
 Expenses without waivers and assumption of expenses ...............      1.56%      1.46%    1.44%     1.33%      1.47%      1.40%
 Net investment income without waivers and assumption of expenses ..      3.28%      3.13%    3.54%     3.92%      3.90%      4.36%
Portfolio turnover rate ............................................        90%       111%      44%       66%       188%        94%
===================================================================================================================================

(1) Total return figures do not include the effect of any sales load. # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA TAX FREE FUNDS  SEMI-ANNUAL REPORT

Investment Adviser, Administrator,    Funds for providing investment
                                      advisory and other services.
Shareholder and Fund Servicing
                                      This report is submitted for
Agent and Custodian                   the general information of the
                                      shareholders of the funds. It
The Chase Manhattan Bank              is not authorized for
                                      distribution to prospective
                                      investors in the funds unless
Distributor                           preceded or accompanied by a
                                      prospectus.
Vista Fund Distributors, Inc.
                                      The financial information in
                                      this report has been taken
Transfer Agent                        from the books and records of
DST Systems, Inc.                     the funds without examination
                                      by independent accountants,
                                      who express no opinion
Legal Counsel                         thereto.
Simpson Thacher & Bartlett
                                      To obtain a prospectus for any
                                      of the Chase Vista Funds, call
Independent Accountants               1-800-34-VISTA. The prospectus
PricewaterhouseCoopers LLP            contains more complete
                                      information, including charges
Chase Vista Funds are                 and expenses. Please read it
distributed by Vista Fund             carefully before you invest or
Distributors, Inc., which is          send money.
unaffiliated with The Chase
Manhattan Bank. Chase and its
respective affiliates receive
compensation from Chase Vista

[& symbol]
Copy Right The Chase Manhattan Corporation, 2000. All Rights Reserved. April 2000

[CHASE LOGO]
CHASE VISTA FUNDS(SM)

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039